FINANCIAL INFORMATION OF PARENT COMPANY (CONDENSED STATEMENT OF OPERATIONS AND COMPREHENSIVE INCOME) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Operating expenses:
Fulfillment	¥ (2,309,755)	$ (330,291)	¥ (2,461,591)	¥ (2,507,306)
Sales and marketing	(3,847,237)	(550,148)	(3,380,724)	(2,829,016)
Technology and content	(463,206)	(66,238)	(550,289)	(505,203)
General and administrative	(751,627)	(107,481)	(719,157)	(855,914)
Total operating expenses	(9,888,928)	(1,414,099)	(9,537,054)	(9,018,393)
Loss from operations	56,555	8,087	(114,825)	(206,380)
Interest income	58,556	8,373	68,752	82,113
Interest expense	(44,572)	(6,374)	(38,987)	(41,344)
Share of income (loss) in equity method investments	11,090	1,586	(24,658)	6,253
Unrealized investment (loss) gain	(16,574)	(2,370)	4,851	(68,031)
Exchange (loss) gain	(3,718)	(532)	(10,213)	(8,530)
Fair value change on financial instruments	(1,904)	(272)	11,838	24,515
Net Income (Loss)	(242,100)	(34,621)	(185,198)	(278,422)
Foreign currency translation adjustment	(27,084)	(3,873)	22,324	16,573
Parent Company
Operating expenses:
Fulfillment	(1,011)	(145)	(4,884)
Sales and marketing	(4,679)	(669)	(16,677)	(5,242)
Technology and content	(2,006)	(287)	(11,290)
General and administrative	(24,636)	(3,523)	(66,865)	(27,376)
Other operating income (expenses)	6,628	948	(47)	3,498
Total operating expenses	(25,704)	(3,676)	(99,763)	(29,120)
Loss from operations	(25,704)	(3,676)	(99,763)	(29,120)
Interest income	5,148	736	15,295	34,379
Interest expense	(3)	0	0	0
Share of income (loss) in equity method investments			(21,855)
Unrealized investment (loss) gain	(20,594)	(2,945)	15,030	65
Exchange (loss) gain	42,079	6,017	(27,554)	(29,245)
Equity in loss of subsidiaries and VIE	(245,278)	(35,074)	(66,433)	(279,016)
Fair value change on financial instruments	(2,252)	(322)	(82)	(24,515)
Net Income (Loss)	(242,100)	(34,620)	(185,198)	(278,422)
Foreign currency translation adjustment	(27,084)	(3,873)	22,324	16,573
Comprehensive loss	¥ (269,184)	$ (38,493)	¥ (162,874)	¥ (261,849)